Investment Portfolio - March 31, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 22.1%

Non-Convertible Corporate Bonds- 22.1%
Communication Services - 3.3%
Entertainment - 1.3%
Magallanes, Inc., 4.054%, 3/15/2029[2]	4,560,000	$4,587,059
Interactive Media & Services - 2.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,120,000	7,112,056
Total Communication Services		11,699,115

Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc., 3.25%, 2/15/2030	1,850,000	1,765,912
Internet & Direct Marketing Retail - 1.2%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,310,000	1,138,236
(China), 4.00%, 12/6/2037	3,440,000	3,208,833
		4,347,069
Total Consumer Discretionary		6,112,981

Energy - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,200,000	5,224,254
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	4,141,302
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,170,000	2,722,328
The Williams Companies, Inc., 2.60%, 3/15/2031	3,650,000	3,359,058
Total Energy		15,446,942

Financials - 4.2%
Banks - 2.8%
Bank of America Corp., 6.11%, 1/29/2037	2,195,000	2,625,294
Citigroup, Inc., 4.45%, 9/29/2027	2,910,000	3,002,521
JPMorgan Chase & Co. (U.S. Secured
Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	4,530,000	4,253,308
		9,881,123
Capital Markets - 0.9%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,810,000	1,687,925
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,680,000	1,604,095
		3,292,020
Diversified Financial Services - 0.5%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,910,000	1,716,077
Total Financials		14,889,220

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.7%
Health Care Providers & Services - 0.7%
HCA, Inc., 4.125%, 6/15/2029	2,590,000	$2,637,335

Industrials - 4.1%
Airlines - 0.9%
Southwest Airlines Co., 5.125%, 6/15/2027	2,970,000	3,179,306

Road & Rail - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,665,799

Trading Companies & Distributors - 2.7%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,970,000	1,815,859
Air Lease Corp., 3.625%, 4/1/2027	1,700,000	1,669,767
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,800,000	1,774,615
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	4,820,000	4,315,329
		9,575,570
Total Industrials		14,420,675

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,678,238

Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITS) - 2.4%
Crown Castle International Corp., 3.10%, 11/15/2029	2,270,000	2,157,732
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,300,000	1,233,405
Simon Property Group LP, 2.65%, 2/1/2032	5,680,000	5,256,034

Total Real Estate		8,647,171

Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	2,720,000	2,697,940

TOTAL CORPORATE BONDS
(Identified Cost $83,580,776)		78,229,617

ASSET-BACKED SECURITIES - 13.5%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	2,215,256	2,061,940
CF Hippolyta LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,203,942	1,107,906
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,518,831	1,433,678

Investment Portfolio - March 31, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC, (continued)
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,697,529	$1,563,382
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	3,121,583	2,835,590
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	530,116	521,510
CoreVest American Finance Trust,
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	1,025,655	935,181
Credit Acceptance Auto Loan Trust,
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	433,776	433,610
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	600,000	592,985
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	4,500,000	4,414,821
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,224,119
EDvestinU Private Education Loan Issue
No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,261,696	1,168,062
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,677,932
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,847,209	1,738,141
Navient Private Education Loan Trust,
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.847%, 7/16/2040[2,4]	1,260,017	1,262,042
Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	582,443	579,049
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	675,548	680,958
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,755,335	1,757,012
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,650,000	2,570,183
PEAR LLC, Series 2021-1, Class
A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $3,398,354)[5]	3,398,354	3,297,767
Progress Residential Trust, Series 2019- SFR2, Class A, 3.147%, 5/17/2036[2]	900,007	886,998
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,086,753	1,048,386
SoFi Professional Loan Program LLC,
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	21,049	21,055
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	1,200,506	1,195,786
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	712,090	698,992
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	436,999	427,960

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	2,000,000	$1,850,121
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,6]	114,213	114,217
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,6]	91,025	91,025
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.457%, 10/25/2048[2,4]	143,807	143,676
Tricon American Homes, Series 2020- SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,201,249
Triton Container Finance VIII LLC, Series 2021-1A, Class A, (Bermuda), 1.86%, 3/20/2046[2]	2,562,000	2,325,392
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,624,962
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,137,316

TOTAL ASSET-BACKED SECURITIES		47,623,003
(Identified Cost $50,103,926)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	1,490,391	1,375,797
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	25,634	25,762
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,6]	923,754	855,222
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,6]	198,608	194,429
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,6]	214,886	207,242
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	59,458	56,382
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	36,512	35,974
Fannie Mae REMICS,
Series 2018-31, Class KP, 3.50%, 7/25/2047	35,867	36,206
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,337,497	1,252,896
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	1,029,837
Freddie Mac Multifamily Structured
Pass-Through Certificates,
Series K021, Class X1 (IO), 1.384%, 6/25/2022[6]	6,384,840	6,691
Series K030, Class X1 (IO), 0.146%, 4/25/2023[6]	11,968,142	17,446

Investment Portfolio - March 31, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured
Pass-Through Certificates, (continued)
Series K032, Class X1 (IO), 0.070%, 5/25/2023[6]	7,144,162	$7,539
FREMF Mortgage Trust,
Series 2015-K42, Class B, 3.849%, 1/25/2048[2,6]	380,000	379,029
Series 2015-K720, Class B, 3.425%, 7/25/2022[2,6]	340,000	340,889
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	172,209	170,278
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	606,333	576,273
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 0.949%, 12/25/2051[2,4]	1,783,957	1,743,483
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	1,377,388	1,320,047
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	1,371,686	1,315,116
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	1,652,350	1,603,267
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	58,511	57,751
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,6]	27,266	26,887
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,6]	130,205	130,348
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	60,916	60,842
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	116,716	116,434
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	106,995	107,975
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	1,482,723	1,411,309
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	185,771	181,861
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	1,790,086	1,683,332
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	2,693,727	2,483,708
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	1,757,058	1,625,222
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	512,278	493,255
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	38,868	37,425

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, (continued)
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	97,323	$93,708
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	585,148	555,122
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A5, 4.101%, 3/15/2047	2,000,000	2,025,719
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]	17,631	17,259
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,6]	512,015	501,234

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $25,595,843)		24,159,196

MUNICIPAL BONDS - 1.3%

Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,145,334
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	84,238
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	910,000	889,147
South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	561,070

TOTAL MUNICIPAL BONDS
(Identified Cost $5,032,342)		4,679,789

U.S. TREASURY SECURITIES - 51.1%

U.S. Treasury Bonds - 15.3%
U.S. Treasury Bond
3.875%, 8/15/2040	17,455,000	20,858,725
2.50%, 2/15/2045	21,502,000	20,991,327
3.00%, 5/15/2047	4,642,000	5,017,712
U.S. Treasury Bond, 2.00%, 2/15/2050	8,140,000	7,341,263

Total U.S. Treasury Bonds
(Identified Cost $59,774,632)		54,209,027
U.S. Treasury Notes - 35.8%
U.S. Treasury Note
1.75%, 5/15/2023	3,655,000	3,650,574
2.50%, 5/15/2024	7,140,000	7,160,081
2.125%, 5/15/2025	29,160,000	28,834,229
1.625%, 5/15/2026	31,542,000	30,470,065
2.375%, 5/15/2027	28,535,000	28,445,828

Investment Portfolio - March 31, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued) 2.875%, 5/15/2028	27,155,000	$27,816,903

Total U.S. Treasury Notes
(Identified Cost $134,399,238)		126,377,680
TOTAL U.S. TREASURY SECURITIES		180,586,707
(Identified Cost $194,173,870)

U.S. GOVERNMENT AGENCIES - 3.3%

Mortgage-Backed Securities - 3.3%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	37	37
Pool #AD0462, UMBS, 5.50%, 10/1/2024	1,470	1,519
Pool #MA3463, UMBS, 4.00%, 9/1/2033	126,681	130,511
Pool #MA1834, UMBS, 4.50%, 2/1/2034	35,873	37,962
Pool #FM1158, UMBS, 3.50%, 6/1/2034	431,576	443,348
Pool #MA2587, UMBS, 3.50%, 4/1/2036	227,286	232,574
Pool #MA3215, UMBS, 3.50%, 12/1/2037	729,463	746,173
Pool #FM2568, UMBS, 3.00%, 5/1/2038	479,314	480,528
Pool #995876, UMBS, 6.00%, 11/1/2038	66,193	73,631
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,164,466	3,069,124
Pool #AI5172, UMBS, 4.00%, 8/1/2041	48,300	50,399
Pool #AH3858, UMBS, 4.50%, 8/1/2041	213,689	226,929
Pool #AL7729, UMBS, 4.00%, 6/1/2043	55,323	57,727
Pool #AX1685, UMBS, 3.50%, 11/1/2044	554,836	566,230
Pool #AS4103, UMBS, 4.50%, 12/1/2044	142,420	150,989
Pool #AY8604, UMBS, 3.50%, 4/1/2045	94,224	95,980
Pool #BC6764, UMBS, 3.50%, 4/1/2046	32,395	32,860
Pool #BC8677, UMBS, 4.00%, 5/1/2046	28,962	29,942
Pool #BD1191, UMBS, 3.50%, 1/1/2047	201,854	204,753
Pool #BE7845, UMBS, 4.50%, 2/1/2047	35,294	37,084
Pool #MA3007, UMBS, 3.00%, 4/1/2047	787,061	781,358
Pool #FM2232, UMBS, 4.00%, 6/1/2048	127,798	131,601

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL8674, 5.656%, 1/1/2049	302,110	$332,066
Freddie Mac
Pool #G12655, 6.00%, 5/1/2022	0	0
Pool #G12988, 6.00%, 1/1/2023	213	214
Pool #G13078, 6.00%, 3/1/2023	298	300
Pool #D98711, 4.50%, 7/1/2031	58,468	61,462
Pool #C91746, 4.50%, 12/1/2033	45,771	48,479
Pool #C91771, 4.50%, 6/1/2034	54,788	58,078
Pool #C91780, 4.50%, 7/1/2034	72,158	76,798
Pool #QN0349, UMBS, 3.00%, 8/1/2034	438,111	442,851
Pool #C91832, 3.50%, 6/1/2035	255,118	261,153
Pool #G08268, 5.00%, 5/1/2038	324,901	351,118
Pool #G05900, 6.00%, 3/1/2040	20,828	23,273
Pool #A92889, 4.50%, 7/1/2040	131,180	139,479
Pool #A93451, 4.50%, 8/1/2040	360,345	383,142
Pool #G60513, 5.00%, 7/1/2041	333,455	359,745
Pool #G60071, 4.50%, 7/1/2042	130,888	139,168
Pool #Q17513, 3.50%, 4/1/2043	84,022	85,838
Pool #Q37857, 4.00%, 12/1/2045	293,090	304,954
Pool #G60855, 4.50%, 12/1/2045	118,621	125,848
Pool #Q38388, 4.00%, 1/1/2046	284,335	295,845
Pool #Q47544, 4.00%, 3/1/2047	263,931	273,089
Pool #Q47130, 4.50%, 4/1/2047	25,882	27,056
Pool #G08786, 4.50%, 10/1/2047	90,723	94,836

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $11,763,027)		11,466,051

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management, Institutional Shares, 0.19%[7]
(Identified Cost $3,354,148)	3,354,148	3,354,148

TOTAL INVESTMENTS - 99.0%		350,098,511
(Identified Cost $373,603,932)
OTHER ASSETS, LESS LIABILITIES - 1.0%		3,572,081
NET ASSETS - 100%		$353,670,592

Investment Portfolio - March 31, 2022

(unaudited)

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $91,062,083, which represented 25.7% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2022.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2022.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2022 was $3,297,767, or 0.9% of the Series’ Net Assets.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2022.

7Rate shown is the current yield as of March 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$192,052,758	$—	$192,052,758	$—
States and political subdivisions (municipals)	4,679,789	—	4,679,789	—
Corporate debt:
Communication Services	11,699,115	—	11,699,115	—
Consumer Discretionary	6,112,981	—	6,112,981	—
Energy	15,446,942	—	15,446,942	—
Financials	14,889,220	—	14,889,220	—
Health Care	2,637,335	—	2,637,335	—
Industrials	14,420,675	—	14,420,675	—
Materials	1,678,238	—	1,678,238	—
Real Estate	8,647,171	—	8,647,171	—
Utilities	2,697,940	—	2,697,940	—
Asset-backed securities	47,623,003	—	47,623,003	—
Commercial mortgage-backed securities	24,159,196	—	24,159,196	—

Investment Portfolio - March 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investment	$3,354,148	$3,354,148	$—	$—
Total assets	$350,098,511	$3,354,148	$346,744,363	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or March 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.